Schedule of cash flow from operations (Details) - USD ($)	4 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit before taxation	$ (6,303)	$ (4,303)
- Trade and other payables	$ 6,303	$ 4,303
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Profit before taxation			$ 455,435	$ (552,004)
- Finance Cost			44,394	12,000
- Trade and other payables			132,454	317,243
Net cash inflow/ (outflow) from operating activities			$ 632,283	$ (222,761)